Debt - Long-Term Debt Related To Term Loans (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Debt Instrument [Line Items]
2023 Term Loans with principal payments due quarterly; final balance due on maturity date of July 20, 2028	$ 779,625
Less: debt, current	(39,344)	$ (24,157)
Debt, noncurrent	736,139	775,483
Secured Debt | Line of Credit
Debt Instrument [Line Items]
Less: deferred financing costs	(4,142)	(5,298)
Total debt	775,483	799,640
Less: debt, current	(39,344)	(24,157)
Debt, noncurrent	736,139	775,483
Secured Debt | 2023 Credit Agreement | Line of Credit
Debt Instrument [Line Items]
2023 Term Loans with principal payments due quarterly; final balance due on maturity date of July 20, 2028	$ 779,625	$ 804,938